Income Taxes - Summary of Reconciliation Between Effective Tax Rate (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate		21.00%
State statutory rate, net of federal benefit		4.90%
Nondeductible Transaction Costs		(14.20%)
Nondeductible/nontaxable or other items		(0.20%)
PPP Loan Forgiveness		8.10%
Change in valuation allowance		(22.10%)
Income tax (expense)	1.10%	(2.50%)